BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands					1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 01, 2026	Oct. 16, 2025	Aug. 07, 2025	May 14, 2025	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 22, 2025	Feb. 27, 2025
Disclosure of intangible assets with indefinite useful life [line items]
Loss for the year									$ (37,376)	$ (31,789)	$ (24,018)
Cash inflows (outflows)									(100)	1,651	(2,843)
Net current assets									105,300
Accumulated deficit in equity attributable to equity holders									72,000
Other operating income									1,870	(1,787)	141
Equity									(71,982)	(35,181)	(23,949)	$ (2,176)
Capitalisation of borrowing costs									2,899	$ 2,085	$ 0
Senior Secured Term Loan [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Face amount of loan		$ 2,000	$ 2,000	$ 2,000					$ 60,000				$ 106,900	$ 4,000
Loan, interest rate basis								the Company negotiated a 2.5% reduction in the interest rate on its term loan facility, lowering the rate from 11.25% to 8.75%
Loan maturity			October 1, 2026	July 27, 2026
Borrowings, interest payments description		that interest payments for the months of September and October 2025 would be paid-in-kind.	interest payments for the months of July and August 2025 would be paid-in-kind.	interest payments for the months of April, May, and June 2025 will be paid-in-kind
Senior Secured Term Loan [Member] | Perceptive Credit Holdings Iii, Lp [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Face amount of loan												$ 81,300
Loan, interest rate basis												The Term Loan was drawn down in January 2022. The Term Loan is secured by a charge over the Group’s assets. The 48-month Term Loan was originally due to expire in January 2026, however this has since been amended to a maturity date of January 2027. The loan accrued interest at an annual rate equal to 11.25% plus the greater of (a) one-month LIBOR (later changed to the Term SOFR Reference Rate effective from October 28, 2022) and (b) one percent per annum, and interest is payable monthly in arrears in cash.
Loan maturity									January 15, 2027
Events After Reporting Period [Member] | Senior Secured Term Loan [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Face amount of loan					$ 72,500
Additional Amount Borrowed					$ 2,500
Events After Reporting Period [Member] | Senior Secured Term Loan [Member] | Perceptive Credit Holdings Iii, Lp [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Borrowings, interest payments description					Perceptive agreed that 100% of the cash interest due would be paid as PIK interest.	Perceptive agreed that 100% of the cash interest due would be paid as PIK interest.	Perceptive agreed that 50% of the cash interest due would be paid as PIK interest,
Events After Reporting Period [Member] | Senior Secured Term Loan [Member] | Forecast [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Minimum unrestricted cash balance	$ 3,000
Capitalised development costs [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Development costs									$ 6,100
Estimated useful lives of intangible assets (In years)									15 years